Operating Segments - Schedule of Revenue by Country (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Revenues from External Customers [Line Items]
Total net revenue		$ 1,558	$ 1,303	$ 1,161
United States
Revenues from External Customers [Line Items]
Total net revenue		943	739	630
United Kingdom
Revenues from External Customers [Line Items]
Total net revenue		141	132	136
Other
Revenues from External Customers [Line Items]
Total net revenue	[1]	$ 474	$ 432	$ 395

[1]	No other individual country accounted for more than 10% of net revenue.